UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
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Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Capital Management LP
Address:   4th Floor, One Esplanade
           St Helier, Jersey, JE2 3AD, Channel Islands




Form 13F File Number: 028-14379
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Barton
Title:  Authorized Signatory
Phone:  +44 1534 605 427

Signature, Place and Date of Signing:

   /s/ David Barton                 St Helier, Jersey            August 15, 2011
-------------------------------  ----------------------        -----------------
      [Signature]                      [City, State]                 [Date]

*NOTE: THE INVESTMENT MANAGER FILING THIS REPORT IS DEEMED TO HAVE INVESTMENT DISCRETION WITH RESPECT TO SECURITIES OVER WHICH BREVAN HOWARD INVESTMENT PRODUCTS LIMITED ("BHIPL"), A SUBSIDIARY OF THE INVESTMENT MANAGER,
EXERCISES INVESTMENT DISCRETION AS A RESULT OF THE INVESTMENT MANAGER HAVING CONTROL OVER BHIPL. THE INVESTMENT MANAGER, HOWEVER, DOES NOT HAVE CONTROL OVER BREVAN HOWARD ASSET MANAGEMENT LLP (UK) ("BHAM") AND, THEREFORE, IS NOT INCLUDING ANY POSITIONS OVER WHICH BHAM EXERCISES INVESTMENT DISCRETION. BHAM HAS THUS FILED A SEPARATE FORM 13F REPORTING SECURITIES OVER WHICH IT HAS INVESTMENT DISCRETION.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
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Form 13F Information Table Entry Total:          13
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Form 13F Information Table Value Total:     $533,026
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number    Name

1     028-14381               Brevan Howard Investment Products Limited




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                                                  BREVAN HOWARD CAPITAL MANAGEMENT LP
                                                      FORM 13F INFORMATION TABLE
                                                     Quarter Ended June 30, 2011

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                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                COM              17275R102    4,059   260,000 SH       SOLE       1          260,000
ISHARES TR                   DJ US REAL EST   464287739  180,900 3,000,000 SH  PUT  SOLE       1        3,000,000
ISHARES TR                   MSCI EMERG MKT   464287234   13,545   284,566 SH       SOLE       1          284,566
ISHARES TR                   MSCI EMERG MKT   464287234   54,145 1,137,500 SH  CALL SOLE       1        1,137,500
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106    6,840    45,000 SH       SOLE       1           45,000
ORACLE CORP                  COM              68389X105    3,126    95,000 SH       SOLE       1           95,000
SELECT SECTOR SPDR TR        SBI CONS DISCR   81369Y407  136,714 3,400,000 SH  PUT  SOLE       1        3,400,000
SPDR SERIES TRUST            SPDR KBW BK ETF  78464A797   68,372 2,850,000 SH  CALL SOLE       1        2,850,000
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714   26,690   500,000 SH  PUT  SOLE       1          500,000
TECK RESOURCES LTD           CL B             878742204    3,806    75,000 SH       SOLE       1           75,000
TEVA PHARMACEUTICAL INDS LTD ADR              881624209    2,170    45,000 SH       SOLE       1           45,000
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858   26,673   548,596 SH       SOLE       1          548,596
VIRGIN MEDIA INC             COM              92769L101    5,986   200,000 SH       SOLE       1          200,000
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